FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of September 30, 2022 and December 31, 2021.

		Fair Value Measurements as of September 30, 2022 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$11,484	$—	$11,484
	Accrued liabilities	—	(1,129)	—	(1,129)
Bunker fuel hedges:	Accrued liabilities	—	(1,706)	—	(1,706)
Interest rate swap contracts:	Other assets	—	62,465	—	62,465
Rabbi Trust investments:
	Short-term investments	—	—	5,090	5,090
	Long-term investments	—	—	17,347	17,347
Contingent consideration:
	Contingent consideration	—	—	(1,700)	(1,700)
	Contingent consideration, less current portion	—	—	(4,729)	(4,729)
Total		$—	$71,114	$16,008	$87,121

		Fair Value Measurements as of December 31, 2021 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$2,385	$—	$2,385
	Accrued liabilities	—	(800)	—	(800)
Bunker fuel hedges:	Other receivables, net	—	1,023	—	1,023
Interest rate swap contracts:	Other assets	—	10,102	—	10,102
Rabbi Trust investments:
	Short-term investments	—	—	6,115	6,115
	Long-term investments	—	—	23,433	23,433
Contingent consideration:
	Contingent consideration	—	—	(2,958)	(2,958)
	Contingent consideration, less current portion	—	—	(4,302)	(4,302)
Total		$—	$12,710	$22,288	$34,998

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 Rabbi Trust investments for the nine months ended September 30, 2022:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$29,548
Net realized and unrealized losses recognized in earnings*	(4,401)
Plan contributions	414
Plan distributions	(3,124)
Balance as of September 30, 2022	$22,437
* Net amount comprised of realized gains of $0.2 million and unrealized losses of $4.6 million recorded in other income, net, in the consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the nine months ended September 30, 2022:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(7,260)
Additions	(2,511)
Payments	2,451
Remeasurement loss	(64)
Foreign exchange impact	955
Balance as of September 30, 2022	$(6,429)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value, net of debt discounts and debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	September 30, 2022		December 31, 2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

	(U.S. Dollars in thousands)
Term Loan A and Term Loan B	$808,681	$799,185	$815,764	$833,637